Dividends	12 Months Ended
Dec. 31, 2018
Dividends [Abstract]
Dividends
37.	Dividends

(a)	Details of dividends recognized as distributions to common stockholders for the years ended December 31, 2017 and 2018 are as follows:

	2017		2018 (*1)
Total number of shares issued and outstanding	~~W~~	474,199,587	474,199,587
Par value per share in won		5,000	5,000
Dividend per share in won		1,450	1,600

Dividends (*2)	~~W~~	687,589	753,041

Dividend rate per share		% 29.0	32.0

(*1)	The dividend is the amount of dividend that will be paid on March 27, 2019 and is not recognized as a distribution to the owners during the period.
(*2)	The amounts are proposed or declared dividends before the financial statements were authorized for issue but not recognized as a distribution to owners during the year.

(b)	Dividend for hybrid bond was calculated as follows for the years ended December 31, 2017 and 2018:

	2017		2018
Amount of hybrid bond	~~W~~	425,000	1,538,150
Interest rate	%	3.77 ~ 4.38	3.77 ~ 5.88

Dividend (*)	~~W~~	17,678	40,357

(*)	The dividends to hybrid bonds that were early redeemed during the period are included.